Impairment Charges on Financial Assets (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Summary of Impairment Charges on Financial Assets
Impairment charges (reversals) on financial assets for the fiscal years ended March 31, 2026, 2025 and 2024 consisted of the following:

	For the fiscal year ended March 31,
	2026	2025	2024

	(In millions)
Loans and advances	¥384,150	¥378,791	¥222,894
Loan commitments	(4,877)	18,162	(13,875)
Financial guarantees	(247)	14,030	(3,923)
Investment securities	13,131	295	—

Total impairment charges on financial assets	¥392,157	¥411,278	¥205,096